Investments in Associates - Narrative (Details) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($) director
Disclosure of associates [line items]
Results related to associates | €		€ (8)
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%	5.10%
Investments in associates | $			$ 0
Total number of board members | director			3
Right to appoint number of board member | director			1
Results related to associates | €		€ (8)